Note 10 - Asset Retirement Obligations (Details) - Asset Retirement Obligations - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Asset Retirement Obligations [Abstract]
Balance at beginning of the year	¥ 513,440	¥ 334,585
Liabilities incurred	287,036	122,157
Liabilities settled	(243,109)
Accretion expense	11,502	8,041
Revision in estimated cash flows related to head office relocation		48,657
Balance at end of the year	¥ 568,869	¥ 513,440